Investment Securities - Aggregate Amortized Cost and Market Values of Investment Securities Portfolio by Contractual Maturity (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Due in one year or less, Amortized Cost	$ 4,339
Due after one year through five years, Amortized Cost	27,449
Due after five through ten years, Amortized Cost	25,333
Due after ten years, Amortized Cost	2,507
Amortized Cost including certificate of deposit	59,628
Due in one year or less, Fair Value	4,341
Due after one year through five years, Fair Value	27,516
Due after five through ten years, Fair Value	25,462
Due after ten years, Fair Value	2,506
Fair Value including certificate of deposit	$ 59,825	$ 42,604